FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Measurement of financial leveraging index

	12/31/2023	12/31/2022
Total loans, financing and debentures	60,780,290	59,106,522
(+) Derivative financial instruments - debt protection	657,514	—
(-) Marketable securities	(6,352,895)	(12,605,747)
(-) Cash and Cash Equivalents	(13,046,371)	(10,739,126)
Net debt	42,038,538	35,761,649
(+) Total Shareholders' Equity	112,464,644	111,028,636
Total Capital	154,503,182	146,790,285
Financial Leverage index	27%	24%

The accounting balances of financial assets and liabilities represent a reasonable approximation of fair value

	Level	12/31/2023	12/31/2022
FINANCIAL ASSETS
Amortized cost		19,534,449	21,864,644
Cash and cash equivalents		13,046,371	10,739,126
Accounts Receivable, net		5,859,928	5,497,979
Reimbursement rights		—	3,341,835
Amounts Receivable, ENBPAR		—	1,264,059
Loans, financing and debentures		628,150	1,021,645

Fair value through result		6,726,501	13,592,609
Financial investments	2	5,925,693	12,198,191
Beneficiary parties	2	427,202	407,556
Derivative financial instruments	2	373,606	986,862

Fair value through other comprehensive income		1,104,381	1,761,258
Investments (Interests)	1	1,104,381	1,761,258

FINANCIAL LIABILITIES
Amortized cost		99,668,654	103,279,464
Loans, financing and debentures		54,299,620	59,106,522
Obligations of Law No. 14,182/2021		39,519,406	36,659,454
Suppliers		2,963,867	3,517,173
Compulsory loan – Agreements		896,746	—
Reimbursement obligations		—	1,912,423
Shareholders compensation		1,154,836	924,644
Leases		216,747	753,168
Concessions payable - use of public property		617,432	406,080

Fair value through result		7,138,184	—
Loans, financing and debentures	2	6,480,670	—
Derivative financial instruments	2	657,514	—

Schedule of analysis of non-derivative financial liabilities by maturity

	12/31/2023
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	23,534,123	16,402,453	37,162,840	86,456,689	163,556,105
Obligations of Law No. 14,182/2021	2,196,092	2,832,052	11,675,962	64,112,911	80,817,017
Loans, financing and debentures	16,742,978	13,246,030	25,311,936	21,856,170	77,157,114
Suppliers	2,963,867	—	—	—	2,963,867
Reimbursement Obligations	8,572	—	—	—	8,572
Shareholders remuneration	1,522,866	—	—	—	1,522,866
Leases	48,482	75,682	49,138	66,936	240,238
Concessions payable UBP	51,266	248,689	125,804	420,672	846,431

	12/31/2022
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)	19,407,655	23,277,701	22,324,186	93,128,374	158,137,917
Obligations of Law No. 14,182/2021	1,486,080	2,094,252	9,931,788	65,206,735	78,718,856
Loans, financing and debentures	11,305,856	20,906,210	12,091,000	27,503,632	71,806,698
Suppliers	3,517,173	—	—	—	3,517,173
Reimbursement Obligations	1,912,423	—	—	—	1,912,423
Shareholders remuneration	924,644	—	—	—	924,644
Leases	227,819	239,099	219,053	88,490	774,461
Concessions payable UBP	33,660	38,140	82,345	329,517	483,662

Schedule of derivative financial instruments

	12/31/2023	12/31/2022	12/31/2023	12/31/2022

	Asset		Liability
Derivative financial instruments for debt protection (38.3.4.1)	—	—	657,514	—
Derivative financial instruments - electrical power supply (38.3.4.2)	373,606	986,862	—	—
Total derivative financial instruments	373,606	986,862	657,514	—

Asset Position

	12/31/2023	12/31/2022

	Liability
Debt protection derivative
Swap - US$ vs CDI - Maturity 02/04/2025	220,165	—
Swap - US$ vs CDI - Maturity 02/04/2030	425,137	—
Swap - US$ vs CDI	12,212	—
	657,514	—

Earnings/(loss) recognized in the results

	12/31/2023	12/31/2022
Variation of fair value of the derivative
Swap - US$ vs CDI - Maturity 02/04/2025	(275,755)	—
Swap - US$ vs CDI - Maturity 02/04/2030	(512,050)	—
Swap - US$ vs CDI	—	—
Swap - US$ vs CDI - Maturity 08/29/2025	(15,503)	—
Swap - US$ vs CDI - Maturity 06/20/2029	(6,373)	—

Variation of fair value of the protected debt
Bonds - Maturity 02/04/2025	49,395	—
Bonds - Maturity 02/04/2030	(129,796)	—
Credit agreement	(8,610)	—
KFW - Maturity 06/20/2029	(9,689)

Net financial result	(908,381)	—

Risk of exchange rate appreciation:
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Assumptions adopted

		Balance on 12/31/2023		Effect on income
		Foreign		Scenario I -	Scenario II	Scenario III
		Currency	Real	Probable 2024¹	(+25%)¹	(+50%)¹
EURO	Loans, financing and debentures	(38,223)	(204,552)	(5,290)	(57,751)	(110,211)
	Impact on the result	(38,223)	(204,552)	(5,290)	(57,751)	(110,211)

Impact on results in case of appreciation of exchange rates				(5,290)	(57,751)	(110,211)

(1) Assumptions adopted:			12/31/2023	Likely	+25%	+50%
	EURO		5.35	5.49	6.86	8.24

Interest rate appreciation risk
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Impact of each scenario on company results, sensitivity analysis

			Effect on income
		Balance on	Scenario I -	Scenario II	Scenario III
		12/31/2023	Probable 2024[1]	(+25%)[1]	(+50%)[1]
CDI	Loans, financing and debentures	(25,004,174)	(2,507,919)	(3,134,898)	(3,761,878)
	Hedges - Swap US$ vs CDI	(7,352,802)	(737,486)	(921,858)	(1,106,229)
	Impact on the result	(32,356,976)	(3,245,405)	(4,056,756)	(4,868,107)

SELIC	Loans, financing and debentures	(2,492,397)	(230,547)	(288,183)	(345,820)
	AIC Reimbursement	356,173	32,946	41,183	49,419
	Impact on the result	(2,136,224)	(197,601)	(247,000)	(296,401)

TJLP	Loans, financing and debentures	(3,441,837)	(224,752)	(280,940)	(337,128)
	Impact on the result	(3,441,837)	(224,752)	(280,940)	(337,128)

IGPM (General Market Price Index)	Leases	(216,747)	(8,735)	(10,919)	(13,102)
	Financing and loans receivable	171,609	6,916	8,645	10,374
	Impact on the result	(45,138)	(1,819)	(2,274)	(2,728)

	Obligations of Law No. 14,182/2021	(39,519,406)	(1,430,602)	(1,788,253)	(2,145,904)
IPCA	Loans, financing and debentures	(26,335,933)	(953,361)	(1,191,701)	(1,430,041)
	Right of reimbursement	1,929,899	69,862	87,328	104,794
	Financing and loans receivable	8,111	294	367	440
	Impact on the result	(63,917,329)	(2,313,807)	(2,892,259)	(3,470,711)

Impact on profit or loss in case of assessment of national indexes			(5,983,384)	(7,479,229)	(8,975,075)

(1) Assumptions adopted:		12/31/2023	Likely	+25%	+50%
	CDI	13.03%	10.03%	12.54%	15.05%
	SELIC	11.75%	9.25%	11.56%	13.88%
	TJLP	6.55%	6.53%	8.16%	9.80%
	IGPM (General Market Price Index)	-3.22%	4.03%	5.04%	6.05%
	IPCA	4.41%	3.62%	4.53%	5.43%